Consolidated Statement of Financial Position - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Assets
Cash and deposits with financial institutions	$ 46,720	$ 62,269
Precious metals	3,709	3,191
Trading assets
Securities	112,664	85,474
Loans	13,829	14,334
Other	995	454
Total trading assets	127,488	100,262
Financial instruments designated at fair value through profit or loss		12
Securities purchased under resale agreements and securities borrowed	131,178	104,018
Derivative financial instruments	38,119	37,558
Investment securities	82,359	78,396
Loans
Residential mortgages	268,169	253,357
Personal loans	98,631	96,019
Credit cards	17,788	16,485
Business and government	212,972	191,038
Loans and receivables gross	597,560	556,899
Allowance for credit losses	5,077	5,065
Loans and receivables	592,483	551,834
Other
Customers' liability under acceptances, net of allowance	13,896	16,329
Property and equipment	2,669	2,684
Investments in associates	5,614	4,850
Goodwill and other intangible assets	17,465	17,719
Deferred tax assets	1,570	1,938
Other assets	22,891	17,433
Other Assets	64,105	60,953
Total assets	1,086,161	998,493
Deposits
Personal	224,800	214,545
Business and government	461,851	422,002
Financial institutions	46,739	39,987
Deposits	733,390	676,534
Financial instruments designated at fair value through profit or loss	12,235	8,188
Other
Acceptances	13,901	16,338
Obligations related to securities sold short	30,404	32,087
Derivative financial instruments	40,222	37,967
Obligations related to securities sold under repurchase agreements and securities lent	124,083	101,257
Subordinated debentures	7,252	5,698
Other liabilities	54,482	52,744
Other Liabilities	270,344	246,091
Total liabilities	1,015,969	930,813
Equity
Retained earnings	44,439	41,414
Accumulated other comprehensive income (loss)	570	992
Other reserves	365	404
Total common equity	63,638	61,044
Total equity attributable to equity holders of the Bank	67,522	65,228
Non-controlling interests in subsidiaries	2,670	2,452
Total equity	70,192	67,680
Total liabilities and equity	1,086,161	998,493
Common shares [member]
Equity
Common shares	18,264	18,234
Total equity	18,264	18,234
Preference shares [member]
Equity
Preferred shares and other equity instruments	$ 3,884	$ 4,184